Initial Public Offering (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 25, 2023	Mar. 22, 2023	Jan. 25, 2023
Initial Public Offering [Line Items]
Price per share (in Dollars per share)							$ 10.71	$ 10	$ 10.03
Offering costs (in Dollars)				$ 75,000	$ 75,000	$ 6,155,498
Deferred underwriting commissions (in Dollars)		$ 10,062,500			10,062,500	$ 10,062,500
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued	28,750,000
Price per share (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 287,500,000
Offering costs (in Dollars)	16,400,000	$ 590,000			16,400,000
Deferred underwriting commissions (in Dollars)	$ 10,100,000				10,100,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued	3,750,000
Deferred underwriting commissions (in Dollars)					$ 10,100,000
Public Warrants [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	one-third
Number of shares issuable per warrant	1		1
Ordinary share adjustment (in Dollars per share)	$ 11.5		$ 11.5
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant			1